Related Party Transactions (Details) a in Thousands				3 Months Ended		9 Months Ended
		Nov. 04, 2015	Dec. 22, 2014 a $ / MMBTU	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)		Sep. 30, 2014 USD ($)
Related Party Transaction [Line Items]
Equity compensation expense	[1],[2]			$ 1,105,000	$ 273,000	$ 3,316,000		$ 406,000
Incentive unit (income) expense	[2],[3]			(75,000)	5,987,000	1,048,000	[4]	11,791,000	[4]
Subsidiary of Common Parent | Water Assets | Subsequent Event
Related Party Transaction [Line Items]
Margin percentage		2.00%
Fixed-Fee Gas Gathering and Compression Agreement | Gas Gathering and Compression Agreement | Subsidiary of Common Parent
Related Party Transaction [Line Items]
Duration of fixed fee gas gathering and compression agreement			15 years
Gas Gathering and Compression Agreement, Gathering Fee | Gas Gathering and Compression Agreement | Affiliated Entity
Related Party Transaction [Line Items]
Gathering fee (per Dth) | $ / MMBTU			0.30
Gas Gathering and Compression Agreement, Compression Fee | Gas Gathering and Compression Agreement | Affiliated Entity
Related Party Transaction [Line Items]
Gathering fee (per Dth) | $ / MMBTU			0.07
Gross Acres subject to Pre-existing Third Party Dedication | Affiliated Entity
Related Party Transaction [Line Items]
Gross acres covered | a			19
Stock Compensation Awards Granted by Related Party | Affiliated Entity
Related Party Transaction [Line Items]
Equity compensation expense					300,000			400,000
Stock Compensation Awards Granted by Related Party | Affiliated Entity | Water Assets
Related Party Transaction [Line Items]
Equity compensation expense				100,000	13,100	400,000		27,600
Incentive Units Granted Pursuant to Limited Liability Company Agreement of Rice Energy Appalachia LLC | Affiliated Entity
Related Party Transaction [Line Items]
Incentive unit (income) expense					5,878,000			10,526,000
Incentive Units Granted Pursuant to Limited Liability Company Agreement of Rice Energy Appalachia LLC | Affiliated Entity | Water Assets
Related Party Transaction [Line Items]
Incentive unit (income) expense				$ (75,000)	$ 109,000	$ 1,048,000		$ 1,265,000

[1]	Equity compensation expense includes stock compensation expense allocated by Rice Energy of $0.1 million and $0.4 million for the three and nine months ended September 30, 2015, respectively, and stock compensation expense allocated by Rice Energy of $0.3 million and $0.4 million for the three and nine months ended September 30, 2014, respectively.
[2]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[3]	Incentive unit expense was allocated from Rice Energy to the Partnership during the three and nine months ended September 30, 2014. In addition, incentive unit expense was allocated from Rice Energy to the Water Assets for the three and nine months ended September 30, 2014 and 2015.
[4]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.